Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 09, 2025
Entity Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001350487
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 09, 2025
Document Effective Date	dei_DocumentEffectiveDate	Jun. 09, 2025
Prospectus Date	rr_ProspectusDate	Jun. 09, 2025
WisdomTree Inflation Plus Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Inflation Plus Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree Inflation Plus Fund (the “Fund”) seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. The Fund is newly organized and therefore, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is actively managed using a model-based approach. The Fund seeks to achieve its investment objective by investing, either directly or through a wholly-owned subsidiary, in a portfolio primarily composed of (i) inflation-protected U.S. Treasury Bonds (“TIPS”) and other debt securities issued by the U.S. Treasury, including bills, notes, bonds, and floating rate public obligations of the U.S. Treasury (“Floating Rate Notes”), (ii) investments that provide exposure to a basket of 15 to 20 commodities across six sectors, which include energy, industry metals, grains, precious metals, and soft or agricultural commodities (e.g., coffee, sugar, and cocoa), and (iii) investments that provide exposure to bitcoin.

The TIPS in which the Fund invests are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating securities whose interest and principal payments are adjusted for inflation, which is defined as a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment follows a designated inflation index, such as the Consumer Price Index (“CPI”), and is applied to the TIPS’ principal payments according to changes in CPI. A fixed coupon rate is applied to the inflation-adjusted principal so that, as inflation rises, both the principal value and the interest payments increase. This inflation adjustment feature can provide investors with a hedge against inflation while preserving the purchasing power of their investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. The Fund’s debt securities investments must have a fixed coupon schedule and be denominated in U.S. dollars.

Under normal circumstances, the Fund will have approximately equal exposure to TIPS and commodities. The Fund will generally invest in investments that provide exposure to a basket of 15 to 20 commodities. The basket may include one or more of the following commodities: brent crude oil, west Texas intermediate crude oil, heating oil, gasoil, RBOB gasoline, natural gas, gold, silver, copper, aluminum, lead, nickel, tin, zinc, live cattle, feeder cattle, lean hogs, SRW wheat, HRW wheat, corn, unrefined sugar, cocoa, coffee, cotton, low sulfur gas oil, platinum, soybean meal, soybean oil, soybeans, and ULS diesel. The Fund will not invest directly in physical commodities.

The Fund expects to primarily use U.S. listed futures contracts to obtain long and short exposure to commodities and bitcoin to enhance the capital efficiency of the Fund. Capital efficiency is the ability for an investment to gain exposure to a particular market while using fewer assets. The Fund also may invest in other investment vehicles, including mutual funds, ETFs, and exchange-traded products (“ETPs”) to obtain exposure to any of the investments described above, including ETPs that primarily hold bitcoin, and mutual funds, ETFs and ETPs managed or sponsored by an affiliate of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”). The Fund’s long and short positions are decided by a composite momentum signal produced by a proprietary model maintained by the Adviser.

In addition to TIPS and commodity futures contracts, the Fund may invest up to 10% of its net assets in any combination of shares of one or more ETPs that primarily hold bitcoin (each, a “bitcoin ETP” and collectively, “bitcoin ETPs”) and bitcoin futures contracts (with bitcoin ETPs, “Bitcoin Investments”). The Fund will invest only in cash-settled bitcoin futures contracts traded on the Chicago Mercantile Exchange, which is a futures exchange registered with the Commodity Futures Trading Commission, and shares of bitcoin ETPs listed on a U.S. national securities exchange. The Fund may invest in the WisdomTree Bitcoin Fund (BTCW), a bitcoin ETP sponsored by an affiliate of the Adviser. Bitcoin is a digital asset (i.e., a cryptocurrency) whose ownership and behavior are determined by participants in an online, peer-to-peer network that connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network.

The Fund will not invest directly in bitcoin.

Futures contracts on commodities or bitcoin generally are agreements between two parties where one party agrees to buy, and the counterparty to sell, a set amount of a physical commodity or bitcoin (or, in some contracts, the cash equivalent) at a future date and price. The value of a commodity or bitcoin futures contract is based upon the price movement of the underlying commodity or bitcoin.

To maintain exposure to a futures contract, the Fund must sell the position in the expiring contract and buy a new position in a contract with a later delivery month, which is referred to as “rolling.” The Fund expects to employ an “enhanced roll” process by attempting to roll from an expiring futures contract to another futures contract in seeking to generate a greater yield for the Fund. This roll process, generally implemented monthly, aims to maximize the potential roll benefits in backwardated markets and minimize potential losses in contango markets by rolling, as applicable, to the futures contract that generates the maximum implied yield. Futures contracts trade either in contango, where forward month futures contracts cost more than the current month (leading to negative roll yield) or in backwardation, where forward month futures contracts trade at a discount to the current month (leading to positive roll yield). It is generally the supply and demand factor that determines whether a futures contract is in contango or backwardation.

The Fund intends to utilize its investment in TIPS or other debt securities issued by the U.S. Treasury as collateral for its futures contracts.

The Fund seeks to gain exposure to commodity markets, in whole or in part, and bitcoin through investments in a subsidiary organized in the Cayman Islands (the “WisdomTree Subsidiary”). The WisdomTree Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the WisdomTree Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. The Fund’s investment in the WisdomTree Subsidiary is intended to provide the Fund with exposure to commodity and bitcoin returns while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the WisdomTree Subsidiary.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

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Inflation Risk. An increase in the principal amount of an inflation-linked bond will be considered taxable ordinary income, even though investors do not receive the increased principal until maturity. As a result, in certain circumstances, the Fund may be required to make annual distributions to shareholders that exceed the cash received by the Fund on its investments. This may cause the Fund to liquidate investments when it might not be advantageous to do so and may have negative tax consequences.

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TIPS Risk. TIPS are inflation-protected public obligations of the U.S. Treasury. The interest and principal payments of TIPS are adjusted for inflation, typically on a monthly basis, in accordance with changes to a designated inflation index, such as the CPI. Due to their inflation adjustment feature, TIPS typically have lower yields than conventional fixed-rate bonds. As inflation rises, the values of the TIPS’ interest and principal payments increase. Conversely, as inflation decreases, the values of the TIPS’ interest and principal payments decrease. Accordingly, the Fund's income from TIPS may decline due to deflation, a decline in inflation, or changes in inflation expectations.

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Commodity Risk. The value of commodities and commodity-linked derivative instruments typically is based upon the price movements of a physical commodity or an economic variable linked to such price movements. The prices of commodities and commodity-related investments may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. An active trading market may not exist for certain commodities. Prices of commodity-linked derivatives instruments have a historically low correlation with the returns of the stock and bond markets and are subject to change based on a variety of factors that may not be anticipated. In addition, bitcoin and bitcoin futures are a relatively new asset class. They are subject to unique and substantial risks, and historically, have been subject to significant price volatility. The market for bitcoin futures is also relatively new and commenced trading on the Chicago Mercantile Exchange in 2017. As a result, the market for bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurance that this growth will continue. The price of bitcoin could drop precipitously (including to zero), which would be expected to have a similar impact on the bitcoin futures price. Each of these factors and events could have a significant negative impact on the Fund.

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Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate, or inflation rate. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use futures contracts to implement its principal investment strategies. Risks specific to futures contracts, as well as other risks related to the use of derivatives, generally, such as counterparty and issuer credit risk, are described in greater detail elsewhere in the Fund’s Prospectus.

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Futures Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling (i.e., replacing expiring futures contracts with new futures contracts). The price of futures contracts further from expiration may be higher (a condition known as “contango”) or lower (a condition known as “backwardation”), which can impact the Fund’s returns. Because of the frequency with which the Fund expects to roll futures contracts, the impact of such contango or backwardation may be greater than the impact would be if the Fund experienced less portfolio turnover.

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Bitcoin ETPs Risk. The Fund may invest indirectly in one or more bitcoin ETPs, which are exchange-traded, pooled investment vehicles that primarily hold bitcoin. Bitcoin ETPs are new products that commenced trading in January 2024 and, therefore, have limited financial and operating histories. The Fund’s investment exposure to bitcoin ETPs subjects the Fund to many of the same risks as an investment in bitcoin, including those described herein. As a shareholder in a bitcoin ETP, the WisdomTree Subsidiary (and indirectly, the Fund) will hold shares representing a fractional undivided beneficial interest in the net assets of the bitcoin ETP and bear its ratable share of the bitcoin ETP’s expenses. As a result, Fund shareholders will indirectly pay the fees of any bitcoin ETP to which the Fund has investment exposure, including the WisdomTree Bitcoin Fund, in addition to the Fund’s total annual fund operating expenses. The Fund expects to purchase shares of bitcoin ETPs in the secondary market at their market prices, which may be highly volatile and may not closely correspond to either the NAV per share of the bitcoin ETP or the price of bitcoin. Shares of bitcoin ETPs may trade at premiums (i.e., the market price of the shares is more than the NAV) or discounts (i.e., the market price of the shares is less than the NAV), which may be significant. The risk that share prices differ from the bitcoin ETP’s NAV and/or the price of bitcoin is likely to increase during times of market volatility or stressed market conditions. Under such conditions, the market for shares of bitcoin ETPs may become less liquid making it difficult for the Fund to either increase or decrease its investment exposure to bitcoin ETPs. The shares of bitcoin ETPs in which the WisdomTree Subsidiary may invest and to which the Fund may have investment exposure are generally not registered under the Investment Company Act of 1940 (the "1940 Act"), and therefore, do not afford the WisdomTree Subsidiary and the Fund the investor protections typical of investments in registered funds.

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Bitcoin Risk. Bitcoin is a digital asset (also referred to as a “cryptocurrency”, “virtual currency”, and “digital currency”) designed to act as a medium of exchange. Cryptocurrencies like bitcoin are a relatively new asset class. They are subject to unique and substantial risks, and historically, have been subject to significant price volatility. Bitcoin futures and bitcoin ETPs are also relatively new and commenced trading in 2017 and in January 2024, respectively. As a result, the markets for bitcoin futures and bitcoin ETPs may be less developed, and at times, potentially less liquid and more volatile, than more established commodity futures and ETP markets. While the bitcoin futures and bitcoin ETP markets have grown substantially and are characterized by significant trading volume, there can be no assurance that this growth will continue or that the trading volume will be maintained. The value of bitcoin is determined primarily by its supply and demand in the global market, which is supported almost exclusively by transactions on digital asset trading platforms. The price of bitcoin may drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. Any such event would be expected to have a similar effect on the prices of bitcoin futures and bitcoin ETPs and thus, could have a significant adverse effect on the Fund. Cryptocurrency is a new technological innovation with a limited history; it is a highly speculative asset, and the Fund’s exposure to bitcoin-linked assets could result in substantial losses to the Fund.

The digital asset trading platforms on which bitcoin trades are largely unregulated and, therefore, more vulnerable to acts of fraud and commercial or operational failure than established, regulated exchanges for securities, derivatives, and other currencies. Digital asset trading platforms have in the past, and may in the future, cease operating temporarily or even permanently, resulting in the potential loss of users’ cryptocurrency or other market disruptions. Digital asset trading platforms are more exposed to the risk of market manipulation than exchanges for traditional assets. Digital asset trading platforms that are regulated typically must comply with minimum net capital, cybersecurity, and anti-money laundering requirements, but are not typically required to protect customers or their markets to the same extent as regulated securities exchanges or futures exchanges. Furthermore, many digital asset trading platforms lack certain safeguards established by traditional exchanges to enhance the stability of trading on the exchange, such as circuit breakers or similar measures designed to prevent sudden drops in trading value (i.e., “flash crashes”). As a result, the price of bitcoin on exchanges may be subject to larger and more frequent sudden declines than assets traded on traditional exchanges. In addition, digital asset trading platforms are also subject to the risk of cybersecurity threats and have been breached, resulting in the theft and/or loss of bitcoin or other cryptocurrencies. A cyber or other security breach or a business failure of a digital asset trading platform or related custodian may affect the prices of cryptocurrencies generally or bitcoin specifically. A risk also exists with respect to malicious actors or previously unknown vulnerabilities, which may adversely affect the value of bitcoin and the value of bitcoin futures and bitcoin ETPs. Regulation of bitcoin continues to be a priority in both the U.S. and certain foreign jurisdictions and to evolve with the passage of new regulatory initiatives. Future regulation may restrict the use of bitcoin or otherwise adversely affect the supply and demand for bitcoin.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

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Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

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Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind its portfolio investments to obtain the cash needed to pay out redemption proceeds. This may cause the Fund to recognize capital gains that it might not have recognized if it had satisfied such redemption requests with securities held by the Fund (i.e., redeemed its shares in kind). As a result, the Fund may pay out higher annual capital gains distributions than a fund that redeems its shares in kind.

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Counterparty and Issuer Credit Risk. As a result of its financial condition, the issuer of a debt security or other instrument, or the counterparty to a derivative or other contract, may default, become unable to pay interest or principal due or otherwise fail to honor its obligations or be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

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Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

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Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

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Floating Rate Notes Risk. Securities with floating rates can be less sensitive to interest rate changes than securities with fixed interest rates but may decline in value and negatively affect the Fund’s NAV, particularly if changes in prevailing interest rates are sudden or more frequent than the rate changes for the Floating Rate Notes, which occur weekly currently.

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Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, disrupt the orderly functioning of securities markets generally, and have adverse long-term effects on the U.S. and world economies, each of which may negatively impact the Fund’s investments.

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Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. Interest rates may change suddenly or unexpectedly and have unpredictable impacts on the financial markets and the Fund’s investments, including increased market volatility and lower liquidity for certain investments. To the extent that the Fund holds fixed income securities with longer durations, such securities generally are subject to greater interest rate risk.

■	Investment in Investment Companies Risk. Investing in other investment companies, including ETFs, closed-end funds, and other mutual funds, certain of which may be managed by the Adviser or an affiliate of the Adviser subjects the Fund to those risks affecting the other investment company, including the possibility that the value of the underlying securities held by the investment company could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of an underlying investment company’s expenses, which will reduce the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the NAV of the shares and the listing exchange may halt trading of the shares.

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Leveraging Risk. Certain transactions of the Fund, such as the use of derivative instruments, will give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

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Liquidity Risk. The Fund may invest in derivatives and other instruments that may be less liquid than other types of investments. The derivatives in which the Fund invests may not always be liquid. This could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

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Models and Data Risk. The Fund uses an investment model to implement its investment strategy. The Fund is subject to the risk that the investment model may not perform as intended, including because the model may not adequately take into consideration certain factors relevant to the Fund’s investment strategy, investments, or the market environment, contains design flaws or incorporates faulty assumptions, or is informed by inaccurate or incomplete data. Any of these circumstances may lead to investment decisions or the inclusion or exclusion of securities that adversely affect the value of the Fund.

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Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

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Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the WisdomTree Subsidiary are organized, respectively, could result in the inability of the WisdomTree Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

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Tax Risk. To qualify for the favorable U.S. federal income tax treatment accorded to RICs, the Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources. The Fund may obtain exposure to the commodities markets by directly entering into commodity-linked derivative instruments, such as futures contracts. Income from certain commodity-linked derivative instruments and Bitcoin Investments in which the Fund invests may not be considered qualifying income under the 90% test noted above. The Fund intends to invest in such commodity-linked derivative instruments and Bitcoin Investments indirectly through the WisdomTree Subsidiary. The Fund’s investment in the WisdomTree Subsidiary is expected to provide the Fund with exposure to the commodities markets and Bitcoin Investments within the limitations of the federal tax requirements of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives and futures) of the Fund attributable to the Fund’s investment in the WisdomTree Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the WisdomTree Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and to be treated as “qualifying income”. The Adviser intends to conduct the Fund’s investments in the WisdomTree Subsidiary in a manner consistent with the terms and conditions of the regulations promulgated by the U.S. Treasury, and will monitor the Fund’s investments in the WisdomTree Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the WisdomTree Subsidiary. To the extent the Fund makes a direct investment in commodity-linked derivative instruments or Bitcoin Investments, it will seek to restrict the resulting income from such instruments so that, when combined with its other non-qualifying income, the Fund’s non-qualifying income is less than 10% of its gross income. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the 90% test noted above, or may not be able to accurately predict the non-qualifying income from these investments. Failure to comply with this restriction would have significant negative tax consequences to Fund shareholders.

■	U.S. Government Securities Risk. U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed income and debt securities, particularly interest rate risk and credit risk. In addition, U.S. government securities not backed by the full faith and credit of the U.S. government involve credit risk that is greater than other types of U.S. government securities.

■	U.S. Treasuries Risk. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore does not yet have performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Updated performance information for the Fund will be available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
WisdomTree Inflation Plus Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree Inflation Plus Fund | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
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Inflation Risk. An increase in the principal amount of an inflation-linked bond will be considered taxable ordinary income, even though investors do not receive the increased principal until maturity. As a result, in certain circumstances, the Fund may be required to make annual distributions to shareholders that exceed the cash received by the Fund on its investments. This may cause the Fund to liquidate investments when it might not be advantageous to do so and may have negative tax consequences.

WisdomTree Inflation Plus Fund | TIPS Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
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TIPS Risk. TIPS are inflation-protected public obligations of the U.S. Treasury. The interest and principal payments of TIPS are adjusted for inflation, typically on a monthly basis, in accordance with changes to a designated inflation index, such as the CPI. Due to their inflation adjustment feature, TIPS typically have lower yields than conventional fixed-rate bonds. As inflation rises, the values of the TIPS’ interest and principal payments increase. Conversely, as inflation decreases, the values of the TIPS’ interest and principal payments decrease. Accordingly, the Fund's income from TIPS may decline due to deflation, a decline in inflation, or changes in inflation expectations.

WisdomTree Inflation Plus Fund | Commodity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
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Commodity Risk. The value of commodities and commodity-linked derivative instruments typically is based upon the price movements of a physical commodity or an economic variable linked to such price movements. The prices of commodities and commodity-related investments may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. An active trading market may not exist for certain commodities. Prices of commodity-linked derivatives instruments have a historically low correlation with the returns of the stock and bond markets and are subject to change based on a variety of factors that may not be anticipated. In addition, bitcoin and bitcoin futures are a relatively new asset class. They are subject to unique and substantial risks, and historically, have been subject to significant price volatility. The market for bitcoin futures is also relatively new and commenced trading on the Chicago Mercantile Exchange in 2017. As a result, the market for bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurance that this growth will continue. The price of bitcoin could drop precipitously (including to zero), which would be expected to have a similar impact on the bitcoin futures price. Each of these factors and events could have a significant negative impact on the Fund.

WisdomTree Inflation Plus Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
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Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate, or inflation rate. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use futures contracts to implement its principal investment strategies. Risks specific to futures contracts, as well as other risks related to the use of derivatives, generally, such as counterparty and issuer credit risk, are described in greater detail elsewhere in the Fund’s Prospectus.

WisdomTree Inflation Plus Fund | Futures Rolling Risk [Member]
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Futures Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling (i.e., replacing expiring futures contracts with new futures contracts). The price of futures contracts further from expiration may be higher (a condition known as “contango”) or lower (a condition known as “backwardation”), which can impact the Fund’s returns. Because of the frequency with which the Fund expects to roll futures contracts, the impact of such contango or backwardation may be greater than the impact would be if the Fund experienced less portfolio turnover.

WisdomTree Inflation Plus Fund | Bitcoin ETPs Risk [Member]
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Bitcoin ETPs Risk. The Fund may invest indirectly in one or more bitcoin ETPs, which are exchange-traded, pooled investment vehicles that primarily hold bitcoin. Bitcoin ETPs are new products that commenced trading in January 2024 and, therefore, have limited financial and operating histories. The Fund’s investment exposure to bitcoin ETPs subjects the Fund to many of the same risks as an investment in bitcoin, including those described herein. As a shareholder in a bitcoin ETP, the WisdomTree Subsidiary (and indirectly, the Fund) will hold shares representing a fractional undivided beneficial interest in the net assets of the bitcoin ETP and bear its ratable share of the bitcoin ETP’s expenses. As a result, Fund shareholders will indirectly pay the fees of any bitcoin ETP to which the Fund has investment exposure, including the WisdomTree Bitcoin Fund, in addition to the Fund’s total annual fund operating expenses. The Fund expects to purchase shares of bitcoin ETPs in the secondary market at their market prices, which may be highly volatile and may not closely correspond to either the NAV per share of the bitcoin ETP or the price of bitcoin. Shares of bitcoin ETPs may trade at premiums (i.e., the market price of the shares is more than the NAV) or discounts (i.e., the market price of the shares is less than the NAV), which may be significant. The risk that share prices differ from the bitcoin ETP’s NAV and/or the price of bitcoin is likely to increase during times of market volatility or stressed market conditions. Under such conditions, the market for shares of bitcoin ETPs may become less liquid making it difficult for the Fund to either increase or decrease its investment exposure to bitcoin ETPs. The shares of bitcoin ETPs in which the WisdomTree Subsidiary may invest and to which the Fund may have investment exposure are generally not registered under the Investment Company Act of 1940 (the "1940 Act"), and therefore, do not afford the WisdomTree Subsidiary and the Fund the investor protections typical of investments in registered funds.

WisdomTree Inflation Plus Fund | Bitcoin Risk [Member]
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Bitcoin Risk. Bitcoin is a digital asset (also referred to as a “cryptocurrency”, “virtual currency”, and “digital currency”) designed to act as a medium of exchange. Cryptocurrencies like bitcoin are a relatively new asset class. They are subject to unique and substantial risks, and historically, have been subject to significant price volatility. Bitcoin futures and bitcoin ETPs are also relatively new and commenced trading in 2017 and in January 2024, respectively. As a result, the markets for bitcoin futures and bitcoin ETPs may be less developed, and at times, potentially less liquid and more volatile, than more established commodity futures and ETP markets. While the bitcoin futures and bitcoin ETP markets have grown substantially and are characterized by significant trading volume, there can be no assurance that this growth will continue or that the trading volume will be maintained. The value of bitcoin is determined primarily by its supply and demand in the global market, which is supported almost exclusively by transactions on digital asset trading platforms. The price of bitcoin may drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. Any such event would be expected to have a similar effect on the prices of bitcoin futures and bitcoin ETPs and thus, could have a significant adverse effect on the Fund. Cryptocurrency is a new technological innovation with a limited history; it is a highly speculative asset, and the Fund’s exposure to bitcoin-linked assets could result in substantial losses to the Fund.

The digital asset trading platforms on which bitcoin trades are largely unregulated and, therefore, more vulnerable to acts of fraud and commercial or operational failure than established, regulated exchanges for securities, derivatives, and other currencies. Digital asset trading platforms have in the past, and may in the future, cease operating temporarily or even permanently, resulting in the potential loss of users’ cryptocurrency or other market disruptions. Digital asset trading platforms are more exposed to the risk of market manipulation than exchanges for traditional assets. Digital asset trading platforms that are regulated typically must comply with minimum net capital, cybersecurity, and anti-money laundering requirements, but are not typically required to protect customers or their markets to the same extent as regulated securities exchanges or futures exchanges. Furthermore, many digital asset trading platforms lack certain safeguards established by traditional exchanges to enhance the stability of trading on the exchange, such as circuit breakers or similar measures designed to prevent sudden drops in trading value (i.e., “flash crashes”). As a result, the price of bitcoin on exchanges may be subject to larger and more frequent sudden declines than assets traded on traditional exchanges. In addition, digital asset trading platforms are also subject to the risk of cybersecurity threats and have been breached, resulting in the theft and/or loss of bitcoin or other cryptocurrencies. A cyber or other security breach or a business failure of a digital asset trading platform or related custodian may affect the prices of cryptocurrencies generally or bitcoin specifically. A risk also exists with respect to malicious actors or previously unknown vulnerabilities, which may adversely affect the value of bitcoin and the value of bitcoin futures and bitcoin ETPs. Regulation of bitcoin continues to be a priority in both the U.S. and certain foreign jurisdictions and to evolve with the passage of new regulatory initiatives. Future regulation may restrict the use of bitcoin or otherwise adversely affect the supply and demand for bitcoin.

WisdomTree Inflation Plus Fund | Investment Risk [Member]
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■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree Inflation Plus Fund | Market Risk [Member]
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Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree Inflation Plus Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
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■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

WisdomTree Inflation Plus Fund | Active Management Risk [Member]
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Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

WisdomTree Inflation Plus Fund | Cash Redemption Risk [Member]
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Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind its portfolio investments to obtain the cash needed to pay out redemption proceeds. This may cause the Fund to recognize capital gains that it might not have recognized if it had satisfied such redemption requests with securities held by the Fund (i.e., redeemed its shares in kind). As a result, the Fund may pay out higher annual capital gains distributions than a fund that redeems its shares in kind.

WisdomTree Inflation Plus Fund | Counterparty and Issuer Credit Risk [Member]
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Counterparty and Issuer Credit Risk. As a result of its financial condition, the issuer of a debt security or other instrument, or the counterparty to a derivative or other contract, may default, become unable to pay interest or principal due or otherwise fail to honor its obligations or be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

WisdomTree Inflation Plus Fund | Cybersecurity Risk [Member]
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Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree Inflation Plus Fund | Debt Securities Risk [Member]
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Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

WisdomTree Inflation Plus Fund | Floating Rate Notes Risk [Member]
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Floating Rate Notes Risk. Securities with floating rates can be less sensitive to interest rate changes than securities with fixed interest rates but may decline in value and negatively affect the Fund’s NAV, particularly if changes in prevailing interest rates are sudden or more frequent than the rate changes for the Floating Rate Notes, which occur weekly currently.

WisdomTree Inflation Plus Fund | Geopolitical Risk [Member]
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Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, disrupt the orderly functioning of securities markets generally, and have adverse long-term effects on the U.S. and world economies, each of which may negatively impact the Fund’s investments.

WisdomTree Inflation Plus Fund | Interest Rate Risk [Member]
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Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. Interest rates may change suddenly or unexpectedly and have unpredictable impacts on the financial markets and the Fund’s investments, including increased market volatility and lower liquidity for certain investments. To the extent that the Fund holds fixed income securities with longer durations, such securities generally are subject to greater interest rate risk.

WisdomTree Inflation Plus Fund | Investment in Investment Companies Risk [Member]
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■	Investment in Investment Companies Risk. Investing in other investment companies, including ETFs, closed-end funds, and other mutual funds, certain of which may be managed by the Adviser or an affiliate of the Adviser subjects the Fund to those risks affecting the other investment company, including the possibility that the value of the underlying securities held by the investment company could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of an underlying investment company’s expenses, which will reduce the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the NAV of the shares and the listing exchange may halt trading of the shares.

WisdomTree Inflation Plus Fund | Leveraging Risk [Member]
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Leveraging Risk. Certain transactions of the Fund, such as the use of derivative instruments, will give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

WisdomTree Inflation Plus Fund | Liquidity Risk [Member]
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Liquidity Risk. The Fund may invest in derivatives and other instruments that may be less liquid than other types of investments. The derivatives in which the Fund invests may not always be liquid. This could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

WisdomTree Inflation Plus Fund | Models and Data Risk [Member]
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Models and Data Risk. The Fund uses an investment model to implement its investment strategy. The Fund is subject to the risk that the investment model may not perform as intended, including because the model may not adequately take into consideration certain factors relevant to the Fund’s investment strategy, investments, or the market environment, contains design flaws or incorporates faulty assumptions, or is informed by inaccurate or incomplete data. Any of these circumstances may lead to investment decisions or the inclusion or exclusion of securities that adversely affect the value of the Fund.

WisdomTree Inflation Plus Fund | Risk Nondiversified Status [Member]
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Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree Inflation Plus Fund | Subsidiary Investment Risk [Member]
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Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the WisdomTree Subsidiary are organized, respectively, could result in the inability of the WisdomTree Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

WisdomTree Inflation Plus Fund | Tax Risk [Member]
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Tax Risk. To qualify for the favorable U.S. federal income tax treatment accorded to RICs, the Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources. The Fund may obtain exposure to the commodities markets by directly entering into commodity-linked derivative instruments, such as futures contracts. Income from certain commodity-linked derivative instruments and Bitcoin Investments in which the Fund invests may not be considered qualifying income under the 90% test noted above. The Fund intends to invest in such commodity-linked derivative instruments and Bitcoin Investments indirectly through the WisdomTree Subsidiary. The Fund’s investment in the WisdomTree Subsidiary is expected to provide the Fund with exposure to the commodities markets and Bitcoin Investments within the limitations of the federal tax requirements of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives and futures) of the Fund attributable to the Fund’s investment in the WisdomTree Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the WisdomTree Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and to be treated as “qualifying income”. The Adviser intends to conduct the Fund’s investments in the WisdomTree Subsidiary in a manner consistent with the terms and conditions of the regulations promulgated by the U.S. Treasury, and will monitor the Fund’s investments in the WisdomTree Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the WisdomTree Subsidiary. To the extent the Fund makes a direct investment in commodity-linked derivative instruments or Bitcoin Investments, it will seek to restrict the resulting income from such instruments so that, when combined with its other non-qualifying income, the Fund’s non-qualifying income is less than 10% of its gross income. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the 90% test noted above, or may not be able to accurately predict the non-qualifying income from these investments. Failure to comply with this restriction would have significant negative tax consequences to Fund shareholders.

WisdomTree Inflation Plus Fund | U.S. Government Securities Risk [Member]
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■	U.S. Government Securities Risk. U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed income and debt securities, particularly interest rate risk and credit risk. In addition, U.S. government securities not backed by the full faith and credit of the U.S. government involve credit risk that is greater than other types of U.S. government securities.

WisdomTree Inflation Plus Fund | U.S. Treasuries Risk [Member]
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■	U.S. Treasuries Risk. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline.

WisdomTree Inflation Plus Fund | WisdomTree Inflation Plus Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WTIP
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 208

[1]	Other Expenses are based on estimated amounts for the current fiscal year.